Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Summary of Anti-dilutive Equivalent Units Outstanding Excluded from Earnings Per Share Calculation

The following table summarizes equivalent units outstanding that were excluded from the earnings per share calculation because their effects were anti-dilutive (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Common stock purchase warrants	279	279	279	279
Stock options	71	68	71	68
Convertible Note	—	206	—	206
Advance from NDX	—	98	—	98
	350	651	350	651